Deferred income tax assets and liabilities and income tax expense - Schedule of major componets of tax expense income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income tax	$ (426,288)	$ (16,393)	$ (92,089)
Deferred income tax	312,982	(132,011)	(71,890)
Income tax (expense)	(113,306)	(148,404)	(163,979)
Deferred income tax charged to other comprehensive income	3,570	(2,298)	1,463
Total income tax (expense)	$ (109,736)	$ (150,702)	$ (162,516)